Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 28,203	$ 28,804	$ 25,963
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	12,066	11,459	10,601
Pension expense	6,946	6,070	3,024
Contributions to pension plan	(7,200)	(7,200)	(7,200)
Deferred income taxes	2,193	1,608	4,166
Other	(213)	250	1,369
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable - net	710	(4,423)	(10,618)
Inventories - net	(8,583)	(21,744)	(1,223)
Accounts payable	(1,911)	3,637	655
Commissions payable	(189)	1,166	2,243
Accrued expenses	4,727	8,211	67
Other	(4,116)	(6,706)	(404)
Net cash provided by operating activities	32,633	21,132	28,643
Capital additions, net	(16,373)	(11,175)	(8,310)
Redemptions (purchases) of short-term investments	805	958	(512)
Payments for acquisitions, net of cash acquired	(20,823)		(33,856)
Net cash used for investing activities	(36,391)	(10,217)	(42,678)
Cash flows from financing activities:
Cash dividends	(8,188)	(7,430)	(7,024)
Proceeds from bank borrowings	17,000	0	35,000
Payments to bank for borrowings	(5,000)	(15,000)	(25,000)
Treasury stock purchase		0	(638)
Purchase of noncontrolling interest			(607)
Net cash provided by (used for) financing activities	3,812	(22,430)	1,731
Effect of exchange rate changes on cash	(77)	(572)	130
Net decrease in cash and cash equivalents	(23)	(12,087)	(12,174)
Cash and cash equivalents:
Beginning of year	20,142	32,229	44,403
End of year	$ 20,119	$ 20,142	$ 32,229